Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of Allocation of Total Share-based Compensation Expenses [Abstract]
Schedule of Activities of the Restricted Shares

A summary of activities of the restricted shares for the year ended December 31, 2025 is as follow:

	Number of nonvested restricted shares	Weighted average FV per ordinary share on the grant date ($US)
Unvested as of December 31, 2024	-	-
Granted	5,950,000	2.60
Vested	(5,950,000)	2.60
Unvested as of December 31, 2025	-	-

Schedule of Allocation of Total Share-based Compensation Expenses

The allocation of total share-based compensation expenses is set forth as follows:

	For the years ended December 31,
	2024	2025
	RMB	RMB
Research and development expenses	-	42,017
General and administrative expenses	-	34,546
Selling and marketing expenses	-	34,546
Total	-	111,109